Income Taxes (Details) - Schedule of significant components of deferred taxes liability - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of significant components of deferred taxes liability [Abstract]
Acquired intangible assets	¥ 1,543	¥ 2,427